INCOME TAXES - Additional details (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
Valuation allowance	$ 1,290,381	$ 1,647,270
Net operating losses carryforwards
Valuation Allowance [Line Items]
Valuation allowance	$ 1,290,381	$ 1,647,270